Consolidated and Combined Carve-Out Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 0